Warrants - Warrants Outstanding and Exercisable (Detail) - $ / shares			1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 11, 2016	Dec. 31, 2015	Sep. 16, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 01, 2016	Mar. 31, 2016	Feb. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2015	Mar. 31, 2015	Feb. 28, 2015
Class Of Warrant Or Right [Line Items]
Warrants outstanding									68,911,099		68,911,099		5,447,940
Warrants Exercisable		13,219,597										13,219,597	5,447,940
Share of Common stock underlying Warrant		212							2,697		2,697	212	4
Exercise Price Per One Common Share									$ 45,600
Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		1,532,598							1,532,598		1,532,598	1,532,598	2,041,239
Warrants Exercisable		1,532,598										1,532,598	2,041,239
Exercise price		$ 0.03										$ 0.03	$ 4.92	$ 0.03	$ 2.20	$ 4.92
Number of Warrants Exercisable Into One Common Share			168,000								50,400,000	50,400,000	50,400,000
Share of Common stock underlying Warrant		48							48		48	48	1
Exercise Price Per One Common Share					$ 570.00				$ 561.00		$ 561.00	$ 1,600,000	$ 248,000,000
Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		1,310,956							1,310,956		1,310,956	1,310,956	1,645,845
Warrants Exercisable		1,310,956										1,310,956	1,645,845
Exercise price		$ 0.03										$ 0.03	$ 0.20	0.03
Number of Warrants Exercisable Into One Common Share			168,000								50,400,000	50,400,000	50,400,000
Share of Common stock underlying Warrant		29							29		29	29	1
Exercise Price Per One Common Share					570.00					$ 561.00	$ 561.00	$ 1,600,000	$ 10,100,000
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding													1,322,500
Warrants Exercisable		1,074,082										1,074,082	1,322,500
Exercise price		$ 2.20										$ 2.20	$ 7.00		$ 7.00
Number of Warrants Exercisable Into One Common Share													50,400,000
Share of Common stock underlying Warrant													1
Exercise Price Per One Common Share													$ 352,800,000
Warrants Expiration													2015-10
Common Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding		463,356							372,331		372,331	463,356	438,356
Warrants Exercisable		463,356										463,356	438,356
Exercise price														$ 0.03
Number of Warrants Exercisable Into One Common Share			168,000								50,400,000	168,000,000,000	50,400,000
Share of Common stock underlying Warrant		26							19		19	26	1
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		1,074,082							1,074,082		1,074,082	1,074,082
Warrants Exercisable		1,074,082										1,074,082
Number of Warrants Exercisable Into One Common Share			168,000								50,400,000	50,400,000
Share of Common stock underlying Warrant		34							34		34	34
Exercise Price Per One Common Share					5,000,000				$ 84,100,000		$ 84,100,000	$ 441,000,000
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		5,229,973							47,528		47,528	5,229,973
Warrants Exercisable		5,229,973										5,229,973				1
Exercise price		$ 2.55										$ 2.55				$ 2.55
Number of Warrants Exercisable Into One Common Share											138,158	50,400,000
Share of Common stock underlying Warrant		65										65
Exercise Price Per One Common Share												$ 128,500,000
Warrants Expiration												2017-01
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		3,503,116							3,503,116		3,503,116	3,503,116
Warrants Exercisable		3,503,116										3,503,116
Exercise price		$ 1,554,000										$ 1,554,000
Number of Warrants Exercisable Into One Common Share			2,800								840,000	2,800,000,000
Share of Common stock underlying Warrant		8							8		8	8
Exercise Price Per One Common Share				$ 37,920	$ 45,600		$ 134,400	$ 168,000			$ 37,920.00	$ 1,600,000
Warrants Expiration											2021-06	2021-06
Subordination
Class Of Warrant Or Right [Line Items]
Warrants outstanding		105,516										105,516
Warrants Exercisable		105,516										105,516
Exercise price		$ 1.85										$ 1.85
Number of Warrants Exercisable Into One Common Share												2,800,000,000
Share of Common stock underlying Warrant		2										2
Exercise Price Per One Common Share												$ 1,600,000
Warrants Expiration												2021-06
Series G Warrant [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding									3,075,000		3,075,000
Warrants Exercisable					163					163
Exercise price	$ 28,475.00
Number of Warrants Exercisable Into One Common Share	85,000		80			24,000					24,000
Share of Common stock underlying Warrant									159		159
Exercise Price Per One Common Share					$ 45,600						$ 561.00
Warrants Expiration											2021-06
Two Thousand Sixteen Subordination Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding									1,687,500		1,687,500
Number of Warrants Exercisable Into One Common Share			80								24,000
Share of Common stock underlying Warrant									71		71
Exercise Price Per One Common Share											$ 49,920.00
Warrants Expiration											2021-12
Two Thousand Fifteen Subordination Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding									105,516		105,516
Number of Warrants Exercisable Into One Common Share											840,000
Share of Common stock underlying Warrant									2		2
Exercise Price Per One Common Share		$ 7.00		$ 37,920	$ 45,600		$ 134,400	$ 168,000			$ 37,920.00
Warrants Expiration											2021-06
Series H Warrant [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding									56,250,000		56,250,000
Number of Warrants Exercisable Into One Common Share			80								24,000
Share of Common stock underlying Warrant									2,346		2,346
Exercise Price Per One Common Share											$ 49,920.00
Warrants Expiration											2021-12
Minimum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration											2021-04	2021-04	2021-04
Minimum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration											2021-04	2021-04	2021-04
Minimum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price													$ 2.00
Exercise Price Per One Common Share											$ 561,000,000	$ 1,600,000	$ 100,800,000
Warrants Expiration											2016-07	2021-04	2016-04
Minimum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration											2021-03	2021-03
Maximum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration												2021-07	2021-07
Maximum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration											2021-07	2021-07	2021-07
Maximum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price													$ 32.00
Exercise Price Per One Common Share											$ 1,612,800,000	$ 1,612,800,000	$ 1,612,800,000
Warrants Expiration											2021-07	2021-07	2021-07
Maximum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration											2021-07	2021-07